Item 1. Schedule of Investments

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS

BIOTECHNOLOGY 46.4%
Major Biotechnology 37.1%
Abgenix *	800,000	10,144
Alkermes *	1,250,000	21,000
American Pharmaceutical *	25,000	1,142
Amgen *^	640,000	50,989
Array BioPharma *	200,000	1,436
Atherogenics *	275,000	4,408
Biogen Idec *^	410,000	16,187
Celgene *^	335,000	18,197
Cephalon *	850,000	39,457
CV Therapeutics *^	350,000	9,363
Eyetech Pharmaceuticals *^	150,000	2,694
Genentech *^	725,000	61,052
Gilead Sciences *^	1,575,000	76,797
Human Genome Sciences *	275,000	3,737
ImClone Systems *^	865,000	27,204
Kosan Biosciences *	325,000	2,363
Martek Biosciences *	235,000	8,256
Medicines Company *^	475,000	10,930
MedImmune *	285,000	9,590
Neurocrine Biosciences *^	475,000	23,365
NPS Pharmaceuticals *	475,000	4,802
OSI Pharmaceuticals *^	470,400	13,754
Protein Design Labs *^	700,000	19,600
Seattle Genetics, Warrants, 12/31/11 *‡	50,000	0
Sepracor *^	885,000	52,206
Trimeris *	725,000	11,122
United Therapeutics *^	50,000	3,490
Vertex Pharmaceuticals *	750,000	16,762
		520,047
Other Biotechnology 9.3%
Alexion Pharmaceutical *	200,000	5,536
Amylin Pharmaceuticals *^	640,000	22,266
BioCryst Pharmaceuticals *	637,500	6,235
Cubist Pharmaceuticals *	925,000	19,924
deCode genetics *	550,000	4,614
Discovery Laboratories *	75,000	484
Dynavax Technologies *	50,000	335
Encysive Pharmaceuticals *	650,000	7,657
Exelixis *	650,000	4,985
Favrille *	110,000	501
Idenix Pharmaceuticals *	65,000	1,632
Incyte Genomics *	925,000	4,347
Inspire Pharmaceuticals *^	175,000	1,330
Keryx Biopharmaceuticals *	250,000	3,940
Mannkind *	230,000	3,149
Mannkind, Warrants, 8/5/10 *‡	130,000	38
Monogram Biosciences *	200,000	470
Myogen *^	400,000	9,400
Myogen, Warrants, 9/29/09 *‡	20,000	314
Nektar Therapeutics *	150,000	2,543
NeoRx *	175,000	163
NeoRx, Warrants, 11/30/08 *‡	18,000	0
ONYX Pharmaceuticals *	175,000	4,371
Pharmion *	89,400	1,950
Rigel Pharmaceuticals *	200,000	4,754
Theravance *	400,000	8,416
Vion Pharmaceuticals *	1,000,000	2,170
ViroPharma *	425,000	8,840
		130,364
Total Biotechnology		650,411

LIFE SCIENCES 3.9%
Life Sciences 3.9%
Affymetrix *^	60,000	2,774
Dade Behring Holdings ^	350,000	12,831
Gen-Probe *^	250,000	12,362
Immucor *^	275,000	7,546
Invitrogen *	50,000	3,762
OraSure Technologies *	175,000	1,650
Serologicals *	100,000	2,256
Symyx Technologies *	450,000	11,754
Total Life Sciences		54,935

PHARMACEUTICALS 15.4%
International Pharmaceuticals 1.0%
Schwarz Pharma AG (EUR)	125,000	7,728
Solvay (EUR)	50,000	5,833
		13,561
Major Pharmaceuticals 14.4%
Abbott Laboratories	100,000	4,240
Alcon	110,000	14,067
Andrx *	250,000	3,858
Astellas Pharma (JPY)	300,000	11,361
Barr Pharmaceuticals *	25,000	1,373
Elan ADR *	1,523,400	13,497
Eli Lilly ^	260,000	13,915
Indevus Pharmaceuticals *	325,000	936
IVAX *	125,000	3,295
Johnson & Johnson	200,000	12,656
MGI Pharma *	475,000	11,072
Novartis ADR	175,000	8,925
Noven Pharmaceuticals *	188,500	2,639
Novo Nordisk, Series B (DKK)	50,000	2,480
Penwest Pharmaceuticals *	100,000	1,753
Pfizer	525,000	13,109
Roche Holding (CHF)	150,000	20,923
Salix Pharmaceuticals *	50,000	1,063
Sanofi-Aventis (EUR)	100,000	8,290
Schering-Plough	425,000	8,946
Shire Pharmaceuticals ADR	300,000	11,097
Teva Pharmaceutical ADR ^	75,000	2,507
Valeant Pharmaceuticals	150,000	3,012
Wyeth ^	575,000	26,605
		201,619
Total Pharmaceuticals		215,180

PRODUCTS & DEVICES 8.2%
Implants 8.2%
Aspect Medical Systems *	135,000	4,000
Biomet	157,800	5,477
BioSphere Medical *	606,000	3,442
Boston Scientific *^	328,400	7,675
CONMED *	50,000	1,394
CryoLife *	175,000	1,216
Edwards Lifesciences *^	209,100	9,286
Endologix *	375,000	1,905
Guidant	50,000	3,444
Integra LifeSciences *	100,000	3,826
Kinetic Concepts *^	290,000	16,472
Medtronic	150,000	8,043
Regeneration Technologies *	93,900	767
ResMed *	175,000	13,939
Respironics *	60,000	2,531
St. Jude Medical *^	300,000	14,040
Stryker ^	200,000	9,886
Zimmer Holdings *^	117,500	8,095
Total Products & Devices		115,438

SERVICES 23.3%
Distribution 2.1%
Cardinal Health	250,000	15,860
Caremark RX *	200,000	9,986
Patterson Companies *	89,400	3,579
		29,425
Other Services 0.5%
Quest Diagnostics	150,000	7,581
		7,581
Payors 15.2%
Aetna	115,000	9,906
CIGNA	205,000	24,161
Coventry Health Care *	150,000	12,903
UnitedHealth Group	1,400,000	78,680
WellPoint *	1,150,000	87,193
		212,843
Providers 5.5%
Community Health System *	662,500	25,712
DaVita *	403,000	18,566
HCA	6,600	316
HealthSouth *	650,000	2,691
Manor Care	35,000	1,344
Sunrise Senior Living *	75,000	5,005
Symbion *	225,000	5,821
Triad Hospitals *	325,000	14,713
Vencor, REIT	75,000	2,415
		76,583
Total Services		326,432
Total Miscellaneous Common Stocks 3.5% ∞		49,061
Total Common Stocks and Warrants (Cost $1,052,490)		1,411,457

CONVERTIBLE PREFERRED STOCKS 0.2%
Control Delivery Systems, Series A *‡	37,216	500
Corus Pharma *‡	1,724,138	1,944
NeoRx, Series B *‡	45	92
Total Convertible Preferred Stocks (Cost $4,450)		2,536

PREFERRED STOCKS 0.3%
Alexza Molecular Delivery, Series D *‡	1,555,210	1,800
Fibrogen, Series F *‡	659,341	2,700
Total Preferred Stocks (Cost $5,000)		4,500

OPTIONS PURCHASED 0.0%
Abgenix, Call, 10/22/05 @ $12.50 *	75,000	97
Human Genome Sciences, Call, 10/22/05 @ $15.00 *	100,000	80
ImClone Systems, Put, 10/22/05 @ $30.00 *	375,000	366
Total Options Purchased (Cost $756)		543

OPTIONS WRITTEN (1.6%)
Abbott Laboratories, Put, 1/21/06 @ $55.00 *	(2,500)	(32)
Aetna
Put
1/21/06 @ $90.00 *	(30,000)	(192)
1/21/06 @ $95.00 *	(30,000)	(294)
Affymetrix, Call, 2/18/06 @ $50.00 *	(50,000)	(133)
Alcon, Put, 2/18/06 @ $125.00 *	(30,000)	(176)
Alkermes, Put, 11/19/05 @ $15.00 *	(50,000)	(31)
Allergan, Put, 1/21/06 @ $80.00 *	(15,000)	(14)
Amgen
Call
1/21/06 @ $65.00 *	(50,000)	(793)
1/21/06 @ $85.00 *	(75,000)	(189)
1/21/06 @ $90.00 *	(25,000)	(31)
1/21/06 @ $95.00 *	(75,000)	(43)
Put
1/21/06 @ $65.00 *	(75,000)	(34)
1/21/06 @ $70.00 *	(100,000)	(105)
1/21/06 @ $80.00 *	(45,000)	(187)
1/21/06 @ $90.00 *	(100,000)	(1,090)
Amylin Pharmaceuticals
Call
1/21/06 @ $25.00 *	(150,000)	(1,568)
1/21/06 @ $35.00 *	(75,000)	(270)
Put
1/21/06 @ $20.00 *	(35,000)	(8)
1/21/06 @ $22.50 *	(75,000)	(26)
1/21/06 @ $25.00 *	(40,000)	(24)
1/21/06 @ $30.00 *	(25,000)	(41)
1/21/06 @ $35.00 *	(10,000)	(37)
Baxter International
Put
1/21/06 @ $35.00 *	(25,000)	(9)
1/21/06 @ $40.00 *	(25,000)	(44)
1/21/06 @ $45.00 *	(25,000)	(138)
Biogen Idec
Call, 11/19/05 @ $40.00 *	(25,000)	(45)
Put, 1/21/06 @ $45.00 *	(30,000)	(186)
Biomet
Put
1/21/06 @ $37.50 *	(25,000)	(96)
1/21/06 @ $45.00 *	(2,200)	(23)
Boston Scientific
Call
1/21/06 @ $25.00 *	(150,000)	(146)
1/21/06 @ $27.50 *	(75,000)	(30)
Cardinal Health
Put
1/21/06 @ $60.00 *	(10,000)	(14)
1/21/06 @ $65.00 *	(15,000)	(50)
Caremark RX
Put
1/21/06 @ $45.00 *	(35,000)	(33)
1/21/06 @ $50.00 *	(30,000)	(72)
1/21/06 @ $55.00 *	(25,000)	(135)
Celgene
Call
1/21/06 @ $60.00 *	(100,000)	(390)
10/22/05 @ $60.00 *	(75,000)	(79)
Put
1/21/06 @ $35.00 *	(50,000)	(28)
1/21/06 @ $40.00 *	(30,000)	(37)
1/21/06 @ $45.00 *	(25,000)	(60)
1/21/06 @ $60.00 *	(50,000)	(462)
Cephalon, Put, 1/21/06 @ $40.00 *	(25,000)	(31)
CIGNA
Put
1/21/06 @ $110.00 *	(25,000)	(72)
1/21/06 @ $120.00 *	(35,000)	(233)
1/21/06 @ $125.00 *	(25,000)	(240)
1/24/06 @ $115.00 *	(25,000)	(112)
Community Health System, Put, 1/21/06 @ $40.00 *	(7,500)	(18)
Coventry Health Care
Put
1/21/06 @ $65.00 *	(25,000)	(9)
1/21/06 @ $70.00 *	(35,000)	(23)
1/21/06 @ $75.00 *	(30,000)	(39)
1/21/06 @ $85.00 *	(20,000)	(82)
CV Therapeutics, Call, 10/22/05 @ $22.50 *	(15,000)	(62)
Dade Behring Holdings, Call, 11/19/05 @ $35.00 *	(150,000)	(435)
DaVita, Put, 1/21/06 @ $55.00 *	(30,000)	(270)
Edwards Lifesciences
Call, 11/19/05 @ $45.00 *	(37,500)	(41)
Put, 11/19/05 @ $45.00 *	(25,000)	(37)
Elan
Put
1/21/06 @ $25.00 *	(1,300)	(21)
1/21/06 @ $30.00 *	(900)	(19)
Eli Lilly
Call, 1/21/06 @ $60.00 *	(25,000)	(9)
Put, 1/21/06 @ $55.00 *	(30,000)	(92)
Encysive Pharmaceuticals, Put, 10/22/05 @ $15.00 *	(23,200)	(77)
Eyetech Pharmaceuticals, Call, 12/17/05 @ $15.00 *	(98,900)	(321)
Forest Labs
Put
1/21/06 @ $40.00 *	(55,000)	(170)
1/21/06 @ $45.00 *	(40,000)	(258)
Gen-Probe
Call
11/19/05 @ $50.00 *	(75,000)	(187)
11/19/05 @ $55.00 *	(43,100)	(37)
Put, 11/19/05 @ $50.00 *	(20,000)	(56)
Genentech
Call
1/21/06 @ $100.00 *	(50,000)	(75)
12/17/05 @ $100.00 *	(25,000)	(17)
12/17/05 @ $95.00 *	(75,000)	(107)
Put
12/17/05 @ $85.00 *	(35,000)	(182)
1/21/06 @ $65.00 *	(100,000)	(85)
1/21/06 @ $80.00 *	(50,000)	(205)
1/21/06 @ $85.00 *	(30,000)	(187)
12/17/05 @ $90.00 *	(40,000)	(324)
Genzyme, Put, 1/21/06 @ $75.00 *	(50,000)	(287)
Gilead Sciences
Call, 1/21/06 @ $50.00 *	(30,000)	(82)
Put
1/21/06 @ $45.00 *	(50,000)	(74)
1/21/06 @ 47.50 *	(65,000)	(148)
11/19/05 @ $42.50 *	(35,000)	(12)
Guidant, Put, 1/21/06 @ $70.00 *	(25,000)	(101)
HCA
Put
1/21/06 @ $55.00 *	(75,000)	(544)
1/21/06 @ $60.00 *	(29,300)	(354)
1/21/06 @ $65.00 *	(14,100)	(241)
ICOS, Put, 1/21/06 @ $30.00 *	(70,000)	(266)
ImClone Systems
Call
1/21/06 @ $45.00 *	(75,000)	(47)
1/21/06 @ $50.00 *	(50,000)	(17)
11/19/05 @ $45.00 *	(75,000)	(15)
Immucor
Call, 12/17/05 @ $30.00 *	(100,000)	(127)
Put
12/17/05 @ $25.00 *	(10,000)	(11)
12/17/05 @ $30.00 *	(50,000)	(185)
Inspire Pharmaceuticals, Call, 12/17/05 @ $12.50 *	(50,000)	(21)
Kinetic Concepts
Call, 12/17/05 @ $65.00 *	(75,000)	(71)
Put, 12/17/05 @ $60.00 *	(35,000)	(180)
Manor Care, Put, 1/21/06 @ $40.00 *	(10,000)	(27)
Martek Biosciences, Put, 1/21/06 @ $45.00 *	(35,000)	(366)
Medicines Company
Call
1/21/06 @ $20.00 *	(75,000)	(262)
1/21/06 @ $22.50 *	(150,000)	(319)
1/21/06 @ $25.00 *	(100,000)	(110)
10/22/05 @ $22.50 *	(75,000)	(71)
Medtronic
Put
1/21/06 @ $55.00 *	(25,000)	(69)
1/21/06 @ $60.00 *	(25,000)	(162)
Merck, Put, 1/21/06 @ $30.00 *	(40,000)	(134)
Myogen, Call, 12/17/05 @ $25.00 *	(16,700)	(42)
Neurocrine Biosciences
Call
1/21/06 @ $60.00 *	(53,600)	(32)
11/19/05 @ $50.00 *	(50,000)	(112)
Put, 1/21/06 @ $55.00 *	(25,000)	(174)
Omnicare, Put, 1/21/06 @ $45.00 *	(35,000)	(19)
ONYX Pharmaceuticals
Put
1/21/06 @ $25.00 *	(50,000)	(160)
1/21/06 @ $30.00 *	(30,000)	(195)
OSI Pharmaceuticals
Call, 1/21/06 @ $50.00 *	(25,000)	(5)
Put
1/21/06 @ $40.00 *	(50,000)	(558)
10/22/05 @ $45.00 *	(23,300)	(368)
Patterson Companies, Put, 1/21/06 @ $50.00 *	(1,900)	(19)
Pharmaceutical Holdings Trust, Put, 1/21/06 @ $80.00 *	(24,000)	(232)
Protein Design Labs
Call
1/21/06 @ $25.00 *	(25,000)	(32)
1/21/06 @ $30.00 *	(25,000)	(46)
2/18/06 @ $30.00 *	(75,000)	(161)
2/18/06 @ $35.00 *	(75,000)	(56)
Quest Diagnostics, Put, 1/21/06 @ $55.00 *	(45,000)	(214)
ResMed, Put, 10/22/05 @ $65.00 *	(40,000)	(5)
Respironics, Put, 10/22/05 @ $32.50 *	(70,000)	(4)
Sepracor
Call, 10/22/05 @ $60.00 *	(75,000)	(114)
Put
10/22/05 @ $60.00 *	(35,000)	(85)
10/22/05 @ $65.00 *	(15,000)	(94)
1/21/06 @ $55.00 *	(30,000)	(84)
1/21/06 @ $65.00 *	(105,000)	(845)
Shire Pharmaceuticals, Put, 1/21/06 @ $40.00 *	(55,000)	(228)
St. Jude Medical
Call, 1/21/06 @ $50.00 *	(25,000)	(40)
Put
1/21/06 @ $40.00 *	(30,000)	(20)
1/21/06 @ $45.00 *	(60,000)	(108)
1/22/06 @ $50.00 *	(70,000)	(297)
Stryker
Call, 1/21/06 @ $52.50 *	(75,000)	(114)
Put, 1/21/06 @ $50.00 *	(30,000)	(79)
Teva Pharmaceutical, Call, 1/21/06 @ $32.50 *	(75,000)	(174)
Triad Hospitals
Put
1/21/06 @ $50.00 *	(25,000)	(139)
1/21/06 @ $55.00 *	(37,500)	(365)
1/21/06 @ $60.00 *	(25,000)	(370)
United Therapeutics, Call, 11/19/05 @ $80.00 *	(25,000)	(39)
UnitedHealth Group
Put
1/21/06 @ $50.00 *	(50,000)	(31)
1/21/06 @ $55.00 *	(20,000)	(36)
1/21/06 @ $57.50 *	(30,000)	(90)
1/21/06 @ $60.00 *	(60,000)	(276)
Walgreen, Put, 1/21/06 @ $50.00 *	(22,500)	(149)
WellChoice, Put, 10/22/05 @ $65.00 *	(10,000)	0
Wellpoint, Put, 1/21/06 @ $67.50 *	(30,000)	(29)
Wyeth
Call, 1/21/06 @ $45.00 *	(150,000)	(427)
Put, 1/21/06 @ $45.00 *	(50,000)	(68)
Zimmer Holdings
Call, 1/21/06 @ $80.00 *	(25,000)	(15)
Put, 1/21/06 @ $80.00 *	(22,500)	(250)
Total Options Written (Cost $(27,813))		(22,831)

SHORT-TERM INVESTMENTS 0.2%
Money Market Fund 0.2%
T. Rowe Price Reserve Investment Fund, 3.79% #†	2,602,858	2,603
Total Short-Term Investments (Cost $2,603)		2,603

Total Investments in Securities
99.8% of Net Assets (Cost $1,037,486)		$1,398,808

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
∞	The identity of certain securities has been concealed to
protect the fund while it completes a purchase or selling
program for the securities.
^	All or a portion of this security is pledged to cover written call options at September 30, 2005
ADR	American Depository Receipts
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
JPY	Japanese yen
REIT	Real Estate Investment Trust

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡		9/30/05	12/31/04
Endologix	$-	$-	$-	$	*	$2,561
Fischer Imaging	-	6,894	-		-	2,301
T. Rowe Price
Reserve Investment
Fund, 3.79%	¤	¤	119		2,603	15,453
Totals			$119		$2,603	$20,315

‡	Includes dividend income of $119 and no interest income.
*	The issuer was not considered an affiliated company at September 30, 2005.
¤	Purchase and sale information not shown for cash management funds.

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $7,388 and represents 0.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Alexza Molecular Delivery, Series D	12/23/04 $	2,000
Control Delivery Systems, Series A	8/9/00	2,000
Corus Pharma	4/21/04	2,000
Fibrogen, Series F	12/30/04	3,000
Mannkind, Warrants, 8/5/10	8/5/05	3
Myogen, Warrants, 9/29/09	9/29/04	3
NeoRx, Series B	12/5/03	450
NeoRx, Warrants, 11/30/08	12/5/03	0
Seattle Genetics, Warrants, 12/31/11	7/8/03	0
Totals		$9,456

The fund has registration rights for certain restricted securities held as of
September 30, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $1,037,486,000. Net unrealized gain aggregated $361,320,000 at period-end, of which $438,963,000 related to appreciated investments and $77,643,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized loss on all affiliated companies was $6,601,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005